PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2021
PROPERTY, PLANT AND EQUIPMENT
Schedule of property, plant and equipment

				Office
	Buildings and		Transportation	and other	Construction
	infrastructure	Machinery	facilities	equipment	in progress	Total
Year ended December 31, 2021
Opening net carrying amount	42,265,254	53,034,976	1,163,307	362,167	3,886,719	100,712,423
Reclassifications and internal transfers	1,443,486	1,435,604	105,359	63,774	(3,048,223)	—
Transfer to intangible assets (Note 6)	—	—	—	—	(27,941)	(27,941)
Transfer from right-of-use assets and non-current assets (i)	143,646	1,398,593	—	85	—	1,542,324
Transfer to investment properties (Note 8)	(139,377)	—	—	—	—	(139,377)
Transfer to right-of-use assets (Note 20(a))	—	—	—	—	(68,377)	(68,377)
Additions	27,528	230,516	7,947	4,318	2,034,552	2,304,861
Government grants	(447)	(81,171)	—	—	—	(81,618)
Disposals	(122,110)	(699,493)	(12,441)	(4,545)	(275,835)	(1,114,424)
Depreciation	(1,798,811)	(5,360,059)	(181,204)	(35,485)	—	(7,375,559)
Impairment loss	(1,163,722)	(1,000,412)	(2,182)	(46)	(161,769)	(2,328,131)
Currency translation differences	21,368	(18,141)	(198)	(181)	—	2,848

Closing net carrying amount	40,676,815	48,940,413	1,080,588	390,087	2,339,126	93,427,029

As of December 31, 2021
Cost	64,118,401	111,919,569	2,731,095	892,122	2,555,618	182,216,805
Accumulated depreciation and impairment	(23,441,586)	(62,979,156)	(1,650,507)	(502,035)	(216,492)	(88,789,776)

Net carrying amount	40,676,815	48,940,413	1,080,588	390,087	2,339,126	93,427,029
(i)	This includes the right-of-use assets recognized previously under sale and leaseback contracts of RMB1,343 million that were classified from property, plant and equipment, upon initial adoption of IFRS 16. After the expiration of those contracts, they were recognized as property, plant and equipment.

				Office
	Buildings and		Transportation	and other	Construction
	infrastructures	Machinery	facilities	equipment	in progress	Total
Year ended December 31, 2020 (Restated)
Opening net carrying amount	40,777,430	49,569,408	429,581	355,094	12,361,039	103,492,552
Reclassifications and internal transfers	3,301,076	7,114,160	809,433	47,546	(11,272,215)	—
Transfer to intangible assets (Note 6)	—	—	—	—	(434,287)	(434,287)
Transfer from right-of-use assets and non-current assets	—	1,982,812	—	—	—	1,982,812
Transfer to investment properties (Note 8)	(78,135)	—	—	—	—	(78,135)
Transfer to other non-current assets	—	—	—	—	(38,430)	(38,430)
Transfer to right-of-use assets (Note 20(a))	(140,254)	—	—	—	(744,887)	(885,141)
Additions	296,395	182,427	48,607	10,659	4,083,231	4,621,319
Business combination	1,290	52,357	(18)	(28)	—	53,601
Government grants	(1,646)	(40,676)	—	—	—	(42,322)
Disposals	(120,386)	(173,788)	(27,145)	(918)	(58,659)	(380,896)
Depreciation	(1,689,772)	(5,325,096)	(96,999)	(49,609)	—	(7,161,476)
Impairment loss	(80,641)	(326,445)	(125)	(558)	(9,073)	(416,842)
Currency translation differences	(103)	(183)	(27)	(19)	—	(332)
Closing net carrying amount	42,265,254	53,034,976	1,163,307	362,167	3,886,719	100,712,423

As of December 31, 2020 (Restated)
Cost	63,188,384	114,561,974	2,844,604	871,037	4,007,082	185,473,081
Accumulated depreciation and impairment	(20,923,130)	(61,526,998)	(1,681,297)	(508,870)	(120,363)	(84,760,658)

Net carrying amount	42,265,254	53,034,976	1,163,307	362,167	3,886,719	100,712,423

Schedule of depreciation expenses recognized in profit or loss

	For the years ended December 31
	2019	2020	2021
	(Restated)	(Restated)
Cost of sales	6,936,008	6,877,532	6,998,349
General and administrative expenses	164,150	123,521	183,934
Research and development expenses	—	155,288	185,108
Selling and distribution expenses	6,607	5,135	8,168
	7,106,765	7,161,476	7,375,559